License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License Agreements

Note 3. License Agreements

CAR-T Products License

In June 2018, the Company entered into a license and development agreement with TDT (the “CAR-T License”), whereby the Company received an exclusive license to develop and commercialize chimeric antigen receptor (“CAR-T”) products and a non-exclusive license to develop and commercialize companion diagnostics used to monitor treatment with a CAR-T product (the “CAR-T Diagnostics”). Under the CAR-T License, the Company made an upfront payment recorded as research and development expenses in the year ended December 31, 2018 and funded all of the development costs for the CAR-T products and the CAR-T Diagnostics which began with an upfront payment made during the year ended December 31, 2018 of approximately $5,000,000, recorded as advances for research and development in the balance sheets. The Company amortizes the advances to research and development expenses in the unaudited condensed consolidated statements of operations as costs are incurred by TDT, based on annual budgets approved jointly by Liminatus and TDT. As of September 30, 2025 and December 31, 2024, all of the amounts funded have been utilized. The Company was also obligated to pay an approximately $500,000 annual maintenance fee for the license which is included in research and development expenses in the unaudited condensed consolidated statements of operations. Unpaid annual maintenance fees become short-term debt that bears interest of 1.5% per month on a compounded basis.

Prior to the completion of the Phase I and Phase II clinical trials for the CAR-T product, the Company was obligated to advance the funding for the Phase II and Phase III clinical trials, respectively, estimated at approximately $20,000,000 for each phase.

In addition to the funding for the CAR-T development, the Company was obligated to make four developmental and regulatory milestone payments for the first CAR-T product that was developed aggregating up to approximately $15,000,000. After the first four developmental and regulatory milestone payments were made, the Company was obligated to pay four developmental and regulatory milestones aggregating up to approximately $7,500,000 for each additional CAR-T product that was developed.

In further consideration of the license, the Company also agreed to pay a low double digit royalty rate (10% – 15%) based on annual net sales of CAR-T products or CAR-T Diagnostics on a country-by-country basis for the period from the first commercial sale of the CAR-T product or CAR-T Diagnostic until the CAR-T product or CAR-T Diagnostic’s patent expires in an individual country. Once the CAR-T product or CAR-T Diagnostic’s patent expires in an individual country, the Company agreed to pay a mid-single digit royalty rate (5% – 9%) based on annual net sales of CAR-T products and CAR-T Diagnostics on a country- by-country basis. Royalties were payable on a country-by-country basis for a period of ten years from the first commercial sale of the CAR-T product or CAR-T Diagnostic.

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement. Please refer to “Termination and Settlement of CAR-T Products and Vaccine Products Licenses from TDT” below for further details related the termination and settlement of the CAR-T Products and Vaccine Products Licenses from TDT.

Vaccine Products License

On April 10, 2020, the Company was assigned a license and development agreement with TDT (the “Vaccine License”), whereby the Company received an exclusive license to develop and commercialize vaccine products (the “Vaccine Products”) and a non-exclusive license to develop and commercialize companion diagnostics used to monitor treatment with a Vaccine Product (the “Vaccine Diagnostics”). Under the Vaccine License, the Company was responsible for all of the development costs for the Vaccine Products after the upfront payment of approximately $4,000,000, which was paid by Viral Gene, Inc (“Viral Gene”), of which Chris Kim is also the CEO, to TDT. The Company was also obligated to pay an approximately $400,000 annual maintenance fee for the license which is included in research and development expenses in the Company’s unaudited condensed consolidated statements of operations. Unpaid annual maintenance fees will become short-term debt that bears interest of 1.5% per month on a compounded basis.

The Company amortizes the amounts due to research and development partner in the Company’s unaudited condensed consolidated balance sheets to research and development expenses in the unaudited condensed consolidated statements of operations as costs are incurred by TDT, based on annual budgets approved jointly by Liminatus and TDT.

In addition to the funding for the Vaccine Products development, the Company was obligated to make four developmental and regulatory milestone payments for the first Vaccine Product that was developed aggregating up to approximately $12,000,000. After the first four developmental and regulatory milestone payments are made, the Company was obligated to pay four developmental and regulatory milestones aggregating up to approximately $6,000,000 for each additional Vaccine Product that is developed. As of September 30, 2025 and December 31, 2024, all the amounts funded have been utilized.

In further consideration of the license, the Company also agreed pay a low double digit royalty rate (10% – 15%) based on annual net sales of Vaccine Products or Vaccine Diagnostics on a country-by-country basis for the period from the first commercial sale of the Vaccine Product or Vaccine Diagnostic until the Vaccine Product or Vaccine Diagnostic’s patent expires in an individual country. Once the Vaccine Product or Vaccine Diagnostic’s patent expires in an individual country, the Company agreed to pay a mid-single digit royalty rate (5% – 9%) based on annual net sales of Vaccine Products and Vaccine Diagnostics on a country- by-country basis. Royalties were payable on a country-by-country basis for a period of ten years from the first commercial sale of the Vaccine Product or Vaccine Diagnostic.

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement. Please refer to “Termination of CAR-T Products and Vaccine Products Licenses from TDT” below for further details.

Termination and Settlement of CAR-T Products and Vaccine Products Licenses from TDT

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement, dated June 10, 2018, between TDT and Liminatus. As of August 2024, the CAR-T License and Vaccine License have been terminated.

On June 16, 2025, the Company and TDT entered and executed a settlement agreement. Pursuant to the terms of the settlement agreement, the Company was released and discharged from all agreements, promises, suites, disputes, claims and demands, debts and amounts due to TDT. As of September 30, 2025, the Company reversed the amounts due to TDT and recognized a gain of $2,142,297, which is included in Forgiveness of unrelated vendor payables on the Company’s unaudited condensed consolidated statement of operations in accordance with ASC 450-30, Contingencies - Gain Contingencies.

As of September 30, 2025 and December 31, 2024, the Company owed $0 and $2,142,297, respectively, to TDT for research and development for the aggregate CAR-T Products and Vaccine Licenses, which is included in the due to research and development partner and accrued maintenance fees on the unaudited condensed consolidated balance sheets.

CD47 License

In October 2022, the Company was assigned a license and development agreement, as amended, with InnoBation Bio Co., Ltd. (the “CD47 License”), whereby, effective March 31, 2023, the Company received an exclusive license to develop and commercialize products for the CD47 immune checkpoint inhibitor to treat solid cancers, and companion diagnostics used to monitor treatment with CD47 products (collectively, “CD47 Products”), from Curis Biotech Holdings LLC, the parent company of Valetudo, a related party of the Company, in exchange for 78,555,554 of Liminatus’ Class A member units. The license was recorded at Valetudo’s cost basis of zero, and the Company recorded an approximately $800,000 Class A membership interest with an offset to additional paid-in capital on the balance sheets. The Company is obligated to pay all development costs for CD47 Products.

The Company has not paid and does not owe any license fees, management fees, developmental or regulatory milestone payments or royalty payments under the CD47 License through September of 2025.

Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License Agreements

Note 3. License Agreements

Metavagen License

In December 2022, the Company entered into a Subscription Agreement In Kind with Metavagen LLC (“Metavagen”) (the “Metavagen License”), owned by Chris Kim, the CEO of Liminatus, whereby the Company received the license rights initially granted from InnoBation Bio Co., Ltd., a Korean company (“InnoBation”), to Metavagen to develop, market and sell YN1203, InnoBation Bio CAR NK biomarkers, including devices, compounds and products used to detect analyte in body or tissue in exchange for 40,000,000 member units of Class A membership interest in the Company. The Metavagen License transaction is consummated as the Company has the right to use the license, but the license was not transferred. The Company and Metavagen are entities under common control, thus the license was recorded at Metavagen’s cost basis of zero. In March 2023, the Company terminated the 40,000,000 of Class A membership units and the license rights with Metavagen.

CAR-T Products License

In June 2018, the Company entered into a license and development agreement with TDT (the “CAR-T License”), whereby the Company received an exclusive license to develop and commercialize chimeric antigen receptor (“CAR-T”) products and a non-exclusive license to develop and commercialize companion diagnostics used to monitor treatment with a CAR-T product (the “CAR-T Diagnostics”). Under the CAR-T License, the Company made an upfront payment recorded as research and development expenses in the year ended December 31, 2018 and funded all of the development costs for the CAR-T products and the CAR-T Diagnostics which began with an upfront payment made during the year ended December 31, 2018 of $5.0 million, recorded as advances for research and development in the balance sheets. The Company amortizes the advances to research and development expenses in the statements of operations as costs are incurred by TDT, based on annual budgets approved jointly by Liminatus and TDT. As of December 31, 2024 and 2023, all of the amounts funded have been utilized. The Company was also obligated to pay a $0.5 million annual maintenance fee for the license which is included in research and development expenses in the statements of operations. Unpaid annual maintenance fees become short-term debt that bears interest of 1.5% per month on a compounded basis.

Prior to the completion of the Phase I and Phase II clinical trials for the CAR-T product, the Company was obligated to advance the funding for the Phase II and Phase III clinical trials, respectively, estimated at $20.0 million for each phase.

In addition to the funding for the CAR-T development, the Company was obligated to make four developmental and regulatory milestone payments for the first CAR-T product that was developed aggregating up to $15.0 million. After the first four developmental and regulatory milestone payments were made, the Company was obligated to pay four developmental and regulatory milestones aggregating up to $7.5 million for each additional CAR-T product that was developed. For further information regarding the CAR-T product and the related termination, see below.

In further consideration of the license, the Company also agreed to pay a low double digit royalty rate (10% – 15%) based on annual net sales of CAR-T products or CAR-T Diagnostics on a country-by-country basis for the period from the first commercial sale of the CAR-T product or CAR-T Diagnostic until the CAR-T product or CAR-T Diagnostic’s patent expires in an individual country. Once the CAR-T product or CAR-T Diagnostic’s patent expires in an individual country, the Company agreed to pay a mid-single digit royalty rate (5% – 9%) based on annual net sales of CAR-T products and CAR-T Diagnostics on a country- by-country basis. Royalties were payable on a country-by-country basis for a period of ten years from the first commercial sale of the CAR-T product or CAR-T Diagnostic.

As of December 31, 2024 and 2023, the Company did not owe any developmental or regulatory milestone payments or royalty payments under the CAR-T License.

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement. See Termination of CAR-T Products and Vaccine Products Licenses from TDT for further detail.

Vaccine Products License

On April 10, 2020, the Company was assigned a license and development agreement with TDT (the “Vaccine License”), whereby the Company received an exclusive license to develop and commercialize vaccine products (the “Vaccine Products”) and a non-exclusive license to develop and commercialize companion diagnostics used to monitor treatment with a Vaccine Product (the “Vaccine Diagnostics”). Under the Vaccine License, the Company was responsible for all of the development costs for the Vaccine Products after the upfront payment of $4.0 million, which was paid by Viral Gene, of which Chris Kim is also the CEO, to TDT. The Company was also obligated to pay a $0.4 million annual maintenance fee for the license which is included in research and development expenses in the statements of operations. Unpaid annual maintenance fees will become short-term debt that bears interest of 1.5% per month on a compounded basis.

The Company amortizes the amounts due to research and development partner in the balance sheets to research and development expenses in the statements of operations as costs are incurred by TDT, based on annual budgets approved jointly by Liminatus and TDT.

In addition to the funding for the Vaccine Products development, the Company was obligated to make four developmental and regulatory milestone payments for the first Vaccine Product that was developed aggregating up to $12.0 million. After the first four developmental and regulatory milestone payments are made, the Company was obligated to pay four developmental and regulatory milestones aggregating up to $6.0 million for each additional Vaccine Product that is developed. As of December 31, 2024 and 2023, all the amounts funded have been utilized.

In further consideration of the license, the Company also agreed pay a low double digit royalty rate (10% – 15%) based on annual net sales of Vaccine Products or Vaccine Diagnostics on a country-by-country basis for the period from the first commercial sale of the Vaccine Product or Vaccine Diagnostic until the Vaccine Product or Vaccine Diagnostic’s patent expires in an individual country. Once the Vaccine Product or Vaccine Diagnostic’s patent expires in an individual country, the Company agreed to pay a mid-single digit royalty rate (5% – 9%) based on annual net sales of Vaccine Products and Vaccine Diagnostics on a country- by-country basis. Royalties were payable on a country-by-country basis for a period of ten years from the first commercial sale of the Vaccine Product or Vaccine Diagnostic.

As of December 31, 2024 and 2023, the Company did not owe any developmental or regulatory milestone payments or royalty payments under the Vaccine License.

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement. See Termination of CAR-T Products and Vaccine Products Licenses from TDT for further detail.

Termination of CAR-T Products and Vaccine Products Licenses from TDT

As of December 31, 2024 and 2023, the Company owes $2.2 million and $0.2 million, respectively, to TDT for research and development for the aggregate CAR-T Products and Vaccine Licenses, which is included in the due to research and development partner on the balance sheets, and accrued maintenance fees on the balance sheets.

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement, dated June 10, 2018, by and between TDT and Liminatus. As of August 2024, the CAR-T License and Vaccine License have been terminated.

As of December 31, 2024, the Company and TDT are engaged in negotiations associated with the amounts due to TDT of $2.2 million on the Company’s balance sheet. Due to the termination of the license and development agreement between the Company and TDT, the Company is not certain as to the amounts it will be required to pay to TDT, if any. As of December 31, 2024, no agreement has been reached between the parties. As such, the Company has not reversed the amounts due to TDT and will not do so until a final agreement has been executed between the two parties in accordance with ASC 450-30, Contingencies - Gain Contingencies.

CD47 License

In October 2022, the Company was assigned a license and development agreement, as amended, with InnoBation (the “CD47 License”), whereby, effective March 31, 2023, the Company received an exclusive license to develop and commercialize products for the CD47 immune checkpoint inhibitor to treat solid cancers, and companion diagnostics used to monitor treatment with CD47 products (collectively, “CD47 Products”), from Curis Biotech Holdings LLC, the parent company of Valetudo, a related party of the Company, in exchange for 78,555,554 of the Company’s Class A member units. The license was recorded at Valetudo’s cost basis of zero, and the Company recorded a $0.8 million Class A membership interest with an offset to additional paid-in capital on the balance sheets. The Company is obligated to pay all development costs for CD47 Products. The Company has not paid and does not owe any license fees, management fees, developmental or regulatory milestone payments or royalty payments under the CD47 License through the years ended December 31, 2023 and 2024.